SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL INFORMATION

30.	SUPPLEMENTAL INFORMATION

Non-cash investing and financing activities in the year ended December 31, 2014 include (i) a $99.5 million reduction in capital lease obligations and a $48.3 million increase in related party payables resulting from the termination payments for Front Comanche, Front Commerce and Front Opalia being converted into a loan note, and (ii) a $45.5 million reduction of the outstanding principal amount of the Company's 4.5% convertible bond for an aggregate of 12,996,476 shares and a cash payment of $19.6 million.

On July 15, 2014, the Company de-consolidated the Windsor group (see Note 5) and removed restricted cash balances of $17.9 million, other current assets of $28.1 million, vessels of $174.8 million, other current liabilities of $28.6 million and debt of $179.8 million from its balance sheet.

On October 2, 2014, the Company consolidated the CalPetro group (see Note 19) and recorded cash of $1.3 million, of which $0.7 million had been held in restricted cash.

Non-cash investing and financing activities in the year ended December 31, 2013 include; (i) a $105.8 million reduction in capital lease obligations and a$79.0 million increase in related party payables resulting from the termination payment for Front Champion and Golden Victory being converted into a loan note, (ii) a $25.0 million reduction of the outstanding principal amount of the Company's 4.5% convertible bond for an aggregate of 6,474,827 shares and a cash payment of $2.25 million, and (iii) a $1.3 million increase in marketable securities and $1.3 million decrease in equity method investments resulting from the receipt of 108,069 shares in Avance Gas as a stock dividend from Frontline 2012.

Non-cash investing and financing activities in the year ended December 31, 2012 consist of a $9.1 million increase in capital lease obligations and vessels under capital lease resulting from a lease modifications.